Provision for Income Tax (Details) - Schedule of deferred tax assets and liabilities - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Net operating loss carryforwards		$ 3,430	$ 194
Investment in partnership (“Outside Basis Deferred Tax Asset”)	[1]	51,799
Other		110	46
Deferred tax assets		55,339	240
Valuation allowance		(55,224)	(109)
Deferred tax assets, net of valuation allowance		115	131
Deferred tax liabilities
Depreciation			47
Intangible assets		115	84
Deferred tax liabilities		115	131
Net deferred tax asset

[1]	This amount is the deferred tax asset the Company recognizes for its book to tax basis difference in its investment in Opco.